Document and Entity Information	0 Months Ended
Jan. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 02, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jan. 02, 2015
Document Effective Date	Jan. 02, 2015
Prospectus Date	Dec. 26, 2013
Rockefeller Core Equity Fund | Rockefeller Core Equity Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	RCEQX
Rockefeller Core Equity Fund | Rockefeller Core Equity Fund - Advisor Class Shares
Risk/Return:
Trading Symbol	RCCQX
Rockefeller Core Taxable Bond Fund | Rockefeller Core Taxable Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	RCFIX
Rockefeller Core Taxable Bond Fund | Rockefeller Core Taxable Bond Fund - Advisor Class Shares
Risk/Return:
Trading Symbol	RCFAX
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	RCTEX
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Advisor Class Shares
Risk/Return:
Trading Symbol	RCTAX
Rockefeller Intermediate Tax Exempt New York Bond Fund | Rockefeller Intermediate Tax Exempt New York Bond Fund - Advisor Class Shares
Risk/Return:
Trading Symbol	RCNEX
Rockefeller Intermediate Tax Exempt New York Bond Fund | Rockefeller Intermediate Tax Exempt New York Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	RCNYX